Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Six Months Ended June 30, 2016 and 2017 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue
Operating expenses:
Research and development, including patent cost of $42,259 expensed for the six months ended June 30, 2017	(58,936)	(4,674)
General and administrative	(3,884)	(931)
Loss from operations	(62,820)	(5,605)
Foreign exchange gain, net	203	7
Interest income	30	6
Loss before income tax	(62,587)	(5,592)
Income tax benefit
Net loss	(62,587)	(5,592)
Less: Net loss attributable to noncontrolling interests	(1,850)	(203)
Net loss attributable to BeyondSpring Inc.	$ (60,737)	$ (5,389)
Net loss per share
Basic and diluted (in dollars per share)	$ (3.05)	$ (0.34)
Weighted-average shares outstanding
Basic and diluted (in shares)	19,916,446	15,750,000
Other comprehensive loss
Foreign currency translation loss (unaudited)	$ (5)	$ (39)
Comprehensive loss	(62,592)	(5,631)
Less: Comprehensive loss attributable to noncontrolling interests	(1,852)	(219)
Comprehensive loss attributable to BeyondSpring Inc.	$ (60,740)	$ (5,412)